Debt	12 Months Ended
Dec. 31, 2010
Debt [Abstract]
Debt
(8) Debt
The Company’s long-term debt as of December 31, 2010 and 2009 consisted of the following (in thousands):

	2010	2009
Senior Notes — interest payable semiannually at 6.875%, due June 2014	$300,000	$300,000
Discount on 6.875% Senior Notes	(2,248)	(2,813)
Senior Exchangeable Notes — interest payable semiannually at 1.5% until December 2011 and 1.25% thereafter, due December 2026	400,000	400,000
Discount on 1.5% Senior Exchangeable Notes	(19,663)	(38,878)
U.S. Government guaranteed long-term financing — interest payable semiannually at 6.45%, due in semiannual installments through June 2027	13,356	14,166
Revolver — interest payable monthly at floating rate, due in July 2014	175,000	177,000

	866,445	849,475
Less current portion	184,810	810

Long-term debt	$681,635	$848,665

The Company has a $400 million bank revolving credit facility. In July 2010, the Company amended its revolving credit facility to increase the borrowing capacity to $400 million from $325 million, with the right, at the company’s option, to increase the borrowing capacity of the facility to $550 million. Any amounts outstanding under the revolving credit facility are due on July 20, 2014. Costs associated with amending the revolving credit facility were approximately $5.2 million. These costs were capitalized and are being amortized over the remaining term of the credit facility. The weighted average interest rate on amounts outstanding under the revolving credit facility was 3.4% and 3.0% per annum at December 31, 2010 and 2009, respectively.
The Company also had approximately $8.9 million of letters of credit outstanding, which reduce the Company’s borrowing availability under this credit facility. Amounts borrowed under the credit facility bear interest at a LIBOR rate plus margins that depend on the Company’s leverage ratio. Indebtedness under the credit facility is secured by substantially all of the Company’s assets, including the pledge of the stock of the Company’s principal domestic subsidiaries. The credit facility contains customary events of default and requires that the Company satisfy various financial covenants. It also limits the Company’s ability to pay dividends or make other distributions, make acquisitions, make changes to the Company’s capital structure, create liens or incur additional indebtedness. At December 31, 2010, the Company was in compliance with all such covenants.
At December 31, 2010, the Company had outstanding $13.4 million in U.S. Government guaranteed long-term financing under Title XI of the Merchant Marine Act of 1936, which is administered by the Maritime Administration, for two 245-foot class liftboats. The debt bears interest at 6.45% per annum and is payable in equal semi-annual installments of $405,000 on June 3rd and December 3rd of each year through the maturity date of June 3, 2027. The Company’s obligations are secured by mortgages on the two liftboats. In accordance with the agreement, the Company is required to comply with certain covenants and restrictions, including the maintenance of minimum net worth, working capital and debt-to-equity requirements. At December 31, 2010, the Company was in compliance with all such covenants.
The Company also has outstanding $300 million of 6 7/8% unsecured senior notes due 2014. The indenture governing the senior notes requires semi-annual interest payments on June 1st and December 1st of each year through the maturity date of June 1, 2014. The indenture contains certain covenants that, among other things, limit the Company from incurring additional debt, repurchasing capital stock, paying dividends or making other distributions, incurring liens, selling assets or entering into certain mergers or acquisitions. At December 31, 2010, the Company was in compliance with all such covenants.
The Company has outstanding $400 million of 1.50% unsecured senior exchangeable notes due 2026. The exchangeable notes bear interest at a rate of 1.50% per annum that decreases to 1.25% per annum on December 15, 2011. Interest on the exchangeable notes is payable semi-annually on December 15th and June 15th of each year through the maturity date of December 15, 2026. The exchangeable notes do not contain any restrictive financial covenants.
Under certain circumstances, holders may exchange the notes for shares of the Company’s common stock. The initial exchange rate is 21.9414 shares of common stock per $1,000 principal amount of notes. This is equal to an initial exchange price of $45.58 per share. The exchange price represents a 35% premium over the closing share price at date of issuance. The notes may be exchanged under the following circumstances:
•	during any fiscal quarter (and only during such fiscal quarter), if the last reported sale price of the Company’s common stock is greater than or equal to 135% of the applicable exchange price of the notes for at least 20 trading days in the period of 30 consecutive trading days ending on the last trading day of the preceding fiscal quarter;

•	prior to December 15, 2011, during the five business-day period after any ten consecutive trading-day period (the “measurement period”) in which the trading price of $1,000 principal amount of notes for each trading day in the measurement period was less than 95% of the product of the last reported sale price of the Company’s common stock and the exchange rate on such trading day;

•	if the notes have been called for redemption;

•	upon the occurrence of specified corporate transactions; or

•	at any time beginning on September 15, 2026, and ending at the close of business on the second business day immediately preceding the maturity date of December 15, 2026.
Holders of the senior exchangeable notes may also require the Company to purchase all or a portion of the notes on December 15, 2011, December 15, 2016 and December 15, 2021 subject to certain administrative formalities. In each case, the purchase price payable will be equal to 100% of the principal amount of the notes to be purchased plus any accrued and unpaid interest with all amounts payable in cash.
As the holders of the senior exchangeable notes have the ability to require the Company to purchase all of the notes on December 15, 2011, these notes are deemed to be a current liability as of December 31, 2010. In accordance with authoritative guidance related to the classification of short-term debt that is expected to be refinanced, the Company utilized the amount available under its current bank revolving credit facility of approximately $216.0 million at December 31, 2010 and classified this portion as long-term under the assumption that the revolving credit facility could be used to refinance this debt, if required.
In connection with the exchangeable note transaction, the Company simultaneously entered into agreements with affiliates of the initial purchasers to purchase call options and sell warrants on its common stock. The Company may exercise the call options it purchased at any time to acquire approximately 8.8 million shares of its common stock at a strike price of $45.58 per share. The owners of the warrants may exercise the warrants to purchase from the Company approximately 8.8 million shares of the Company’s common stock at a price of $59.42 per share, subject to certain anti-dilution and other customary adjustments. The warrants may be settled in cash, in common stock or in a combination of cash and common stock, at the Company’s option. Lehman Brothers OTC Derivatives, Inc. (LBOTC) is the counterparty to 50% of the Company’s call option and warrant transactions. In October 2008, LBOTC filed for bankruptcy protection. We continue to carefully monitor the developments affecting LBOTC. Although the Company may not be able to retain the benefit of the call option due to LBOTC’s bankruptcy, the Company does not expect that there will be a material impact, if any, on the financial statements or results of operations. The call option and warrant transactions described above do not affect the terms of the outstanding exchangeable notes.
Effective January 1, 2009, the Company has retrospectively adopted authoritative guidance related to debt with conversion and other options, which requires the proceeds from the issuance of our 1.50% senior exchangeable notes (described below) to be allocated between a liability component (issued at a discount) and an equity component. The resulting debt discount is amortized over the period the exchangeable debt is expected to be outstanding as additional non-cash interest expense. The Company used an effective interest rate of 6.89% and will amortize this initial debt discount through December 12, 2011. The carrying amount of the equity component is $55.1 million at December 31, 2010 and 2009.
The provisions of this authoritative guidance are effective for fiscal years beginning after December 15, 2008 and require retrospective application. The Company’s consolidated statement of operations for the year ended December 31, 2008 has been adjusted from the previously reported amounts as follows (in thousands, except per share amounts):

Year Ended
December 31,
2008
Additional pre-tax non-cash interest expense, net	$(16,265)
Additional deferred tax benefit	6,018

Retrospective change in net income	$(10,247)

Change to basic earnings per share	$(0.13)

Change to diluted earnings per share	$(0.13)

The non-cash increase to interest expense, exclusive of amounts to be capitalized, was approximately $19.2 million and $17.8 million for the years ended December 31, 2010 and 2009, respectively and will be approximately $19.7 million for the year ended December 31, 2011.
Annual maturities of long-term debt for each of the five fiscal years following December 31, 2010 and thereafter are as follows (in thousands):

2011	184,810
2012	810
2013	810
2014	691,810
2015	810
Thereafter	9,306

Total	$888,356